FAIR VALUE MEASUREMENTS (Schedule of fair value of financial assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets measured at fair value	$ 84,544	$ 63,181
Corporate debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	77,538	58,152
U.S. Agencies debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	6,671	3,280
Cash equivalent and Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	335	1,749
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets measured at fair value	335	1,749
Level 1 [Member] | Corporate debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities
Level 1 [Member] | U.S. Agencies debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities
Level 1 [Member] | Cash equivalent and Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	335	1,749
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets measured at fair value	84,209	61,432
Level 2 [Member] | Corporate debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	77,538	58,152
Level 2 [Member] | U.S. Agencies debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities	6,671	3,280
Level 2 [Member] | Cash equivalent and Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents